Fair Value of Derivative Instruments and Location in the Balance Sheets (Detail) - Foreign Exchange Forward And Option Contracts [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives		$ 1,320
Derivative instruments, liabilities derivatives	$ 1,007	14
Derivatives Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives		1,262
Derivative instruments, liabilities derivatives	944	3
Not Designated as Hedging Instrument, Economic Hedge [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives		58
Derivative instruments, liabilities derivatives	$ 63	$ 11